Treasury risk management - Summary of Derivative Cash Flow Hedges (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	€ 1,795	€ 2,717
Foreign exchange cash outflows	(1,843)	(2,696)
Interest rate swaps cash inflows	7,052	2,586
Interest rate swaps cash outflows	(7,379)	(2,658)
Commodity contracts cash inflows	3	126
Commodity contracts cash outflows	(10)	(20)
Due within 1 year
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	1,795	2,717
Foreign exchange cash outflows	(1,843)	(2,696)
Interest rate swaps cash inflows	180	70
Interest rate swaps cash outflows	(233)	(71)
Commodity contracts cash inflows	3	126
Commodity contracts cash outflows	(10)	(20)
Due between 1 and 2 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	1,617	70
Interest rate swaps cash outflows	(1,733)	(71)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due between 2 and 3 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	141	1,017
Interest rate swaps cash outflows	(197)	(982)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due between 3 and 4 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	691	42
Interest rate swaps cash outflows	(698)	(58)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due between 4 and 5 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	822	592
Interest rate swaps cash outflows	(846)	(624)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due after 5 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	3,601	795
Interest rate swaps cash outflows	(3,672)	(852)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Net carrying amount as shown in balance sheet
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	(25)	31
Interest rate swaps cash inflows	15	55
Interest rate swaps cash outflows	0	0
Commodity contracts cash inflows	3	126
Commodity contracts cash outflows	€ (10)	€ (20)